Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment - gross	$ 2,690,120	$ 446,431
Property and equipment, net	2,637,139	429,981
Depreciation expense	37,253	5,422	$ 4,765
Construction in progress, costs to complete	448,392
Capitalized interest costs and amortization of deferred financing costs	37,283	4,390	0
Solar generation facilities
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment - gross	2,241,728	185,024
Accumulated depreciation	(52,981)	(12,145)
Construction in progress - solar generation facilities
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment - gross	448,392	232,237
Capitalized leases - solar generation facilities
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment - gross	0	29,170
Accumulated depreciation	0	(4,305)
Depreciation expense	$ 350	$ 1,051	$ 1,051